Document And Entity Information	Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001816319
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Business Center 1
Entity Address, Address Line Two	M FloorThe Meydan Hotel
Entity Address, Address Line Three	Nad Al Sheba
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	(284)
Local Phone Number	494-2810
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Pryor Cashman LLP
Entity Address, Address Line Two	7 Times Square
Entity Address, City or Town	New York
City Area Code	(212)
Local Phone Number	421-4100
Contact Personnel Name	M. Ali Panjwani, Esq.
Entity Address, Postal Zip Code	10036